Derivative Financial Instruments - Liquidity Risk Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) creditFacility	Dec. 31, 2024 MXN ($) derivativeInstrument	Dec. 31, 2024 USD ($) derivativeInstrument	Dec. 31, 2023 MXN ($) derivativeInstrument	Dec. 31, 2023 USD ($) derivativeInstrument
Disclosure of detailed information about financial instruments [line items]
Number of derivative financial instruments in foreign currency | derivativeInstrument				3	3
Number of syndicated credit facilities | creditFacility	2
Net fair value of derivative financial instruments		$ (99,768,509)		$ (26,568,577)
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines	$ 664,000
Top of range
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines	1,500,000
Liquidity risk mitigation amount through bilateral credit lines	$ 830,000
Risk Expiring In Two Thousand Twenty Five
Disclosure of detailed information about financial instruments [line items]
Number of prepaid swaps | derivativeInstrument		1	1	2	2
Notional amount			$ 4,000,000		$ 1,000,000
Risk Expiring In Two Thousand Twenty Six
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 2,000,000
P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk		$ 20,500,000	$ 3,508,000